Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Other real estate owned and repossessed assets	$ 23,592	$ 16,020
Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Other real estate owned and repossessed assets	(4,378)	(2,112)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Other real estate owned and repossessed assets	0	0
Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Other real estate owned and repossessed assets	0	0
Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	834,824	830,077
Other real estate owned and repossessed assets	23,592	16,020
Impaired loans [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	20,610	26,649
Impaired loans [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	(5,214)	(11,323)
Impaired loans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	20,610	26,649
Impaired loans [Member] | Commercial, financial, and agricultural [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	672	643
Impaired loans [Member] | Commercial, financial, and agricultural [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	(1,659)	(2,136)
Impaired loans [Member] | Commercial, financial, and agricultural [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Commercial, financial, and agricultural [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Commercial, financial, and agricultural [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	672	643
Impaired loans [Member] | Real estate construction - residential [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	64	396
Impaired loans [Member] | Real estate construction - residential [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	(1,557)
Impaired loans [Member] | Real estate construction - residential [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate construction - residential [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate construction - residential [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	64	396
Impaired loans [Member] | Real estate construction - commercial [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	5,341	6,029
Impaired loans [Member] | Real estate construction - commercial [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	(279)
Impaired loans [Member] | Real estate construction - commercial [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate construction - commercial [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate construction - commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	5,341	6,029
Impaired loans [Member] | Real estate mortgage - residential [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	2,763	3,601
Impaired loans [Member] | Real estate mortgage - residential [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	(839)	(1,509)
Impaired loans [Member] | Real estate mortgage - residential [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate mortgage - residential [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate mortgage - residential [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	2,763	3,601
Impaired loans [Member] | Real estate mortgage - commercial [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	11,726	15,980
Impaired loans [Member] | Real estate mortgage - commercial [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	(2,716)	(5,842)
Impaired loans [Member] | Real estate mortgage - commercial [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate mortgage - commercial [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate mortgage - commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	11,726	15,980
Impaired loans [Member] | Consumer [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	44
Impaired loans [Member] | Consumer [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0
Impaired loans [Member] | Consumer [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0
Impaired loans [Member] | Consumer [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0
Impaired loans [Member] | Consumer [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	$ 44